DBX ETF Trust | 1
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 97.6%
Basic Materials — 4.9%
Chemicals — 2.0%
ASP Unifrax Holdings, Inc.
144A,5.25%, 9/30/28
21,000 10,577
144A,7.50%, 9/30/29
10,000 4,964
Chemours Co.
5.375%, 5/15/27
13,000 12,355
144A,5.75%, 11/15/28
19,000 17,407
144A,4.625%, 11/15/29
18,000 15,368
Consolidated Energy Finance SA
144A,5.625%, 10/15/28
13,000 11,200
144A,12.00%, 2/15/31
17,000 17,784
INEOS Finance PLC
144A,6.75%, 5/15/28
15,000 14,886
144A,7.50%, 4/15/29
14,000 14,152
INEOS Quattro Finance 2
PLC,144A,9.625%, 3/15/29
15,000 15,833
NOVA Chemicals Corp.
144A,5.25%, 6/1/27
29,000 27,803
144A,8.50%, 11/15/28
10,000 10,618
144A,4.25%, 5/15/29(a)
13,000 11,419
144A,9.00%, 2/15/30
16,000 16,945
SCIH Salt Holdings, Inc.
(a),144A,6.625%, 5/1/29
19,000 17,914
Tronox, Inc.,144A,4.625%,
3/15/29
27,000 24,529
(Cost $267,137)
243,754
Forest Products & Paper
— 0.2%
Mercer International,
Inc.,5.125%, 2/1/29
(Cost $22,743)
24,000 21,039
Iron/Steel — 0.9%
ATI, Inc.,7.25%, 8/15/30
10,000 10,248
Cleveland-Cliffs, Inc.,144A,7.00%,
3/15/32
20,000 19,749
Mineral Resources Ltd.
144A,8.125%, 5/1/27
18,000 18,203
144A,8.00%, 11/1/27
18,000 18,329
144A,9.25%, 10/1/28
30,000 31,577
144A,8.50%, 5/1/30
16,000 16,583
(Cost $113,440)
114,689
Mining — 1.8%
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30
8,000 8,331
144A,11.50%, 10/1/31
21,000 23,438
First Quantum Minerals Ltd.
144A,6.875%, 10/15/27
49,000 48,282
Principal
Amount $ Value $
144A,9.375%, 3/1/29
38,000 39,700
144A,8.625%, 6/1/31
36,000 35,871
Hudbay Minerals,
Inc.,144A,6.125%, 4/1/29
15,000 14,808
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28
15,000 13,969
144A,4.50%, 6/1/31
20,000 17,714
Vedanta Resources Finance II
PLC,144A,9.25%, 4/23/26
15,000 13,105
(Cost $217,380)
215,218
Communications — 24.2%
Advertising — 1.4%
Clear Channel Outdoor
Holdings, Inc.
144A,5.125%, 8/15/27(a)
32,000 30,259
144A,7.75%, 4/15/28
25,000 21,588
144A,9.00%, 9/15/28(a)
25,000 26,043
144A,7.50%, 6/1/29(a)
32,000 26,304
144A,7.875%, 4/1/30
15,000 14,930
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
5,000 4,805
144A,4.25%, 1/15/29
17,000 15,365
144A,4.625%, 3/15/30
13,000 11,570
Stagwell Global
LLC,144A,5.625%, 8/15/29
28,000 25,655
(Cost $183,717)
176,519
Internet — 1.0%
Newfold Digital Holdings Group,
Inc.,144A,11.75%, 10/15/28
15,000 15,308
Rakuten Group, Inc.
144A,11.25%, 2/15/27
45,000 47,516
144A,9.75%, 4/15/29
53,000 53,413
(Cost $115,687)
116,237
Media — 13.0%
Altice Financing SA
144A,5.00%, 1/15/28
32,000 25,312
144A,5.75%, 8/15/29
50,000 37,213
AMC Networks, Inc.
144A,10.25%, 1/15/29
23,000 22,972
4.25%, 2/15/29(a)
26,000 18,370
Cable One, Inc.(a),144A,4.00%,
11/15/30
15,000 11,206
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.125%, 5/1/27
15,000 14,346
144A,5.00%, 2/1/28
66,000 61,001
144A,5.375%, 6/1/29
30,000 26,896
144A,6.375%, 9/1/29
20,000 18,736
144A,4.75%, 3/1/30
50,000 42,632
144A,4.50%, 8/15/30
55,000 45,744

2 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
144A,4.25%, 2/1/31
56,000 45,182
144A,7.375%, 3/1/31
32,000 30,981
144A,4.75%, 2/1/32
17,000 13,702
4.50%, 5/1/32
60,000 47,645
144A,4.50%, 6/1/33
28,000 21,629
144A,4.25%, 1/15/34
35,000 26,106
CSC Holdings LLC
144A,5.50%, 4/15/27
38,000 29,154
144A,5.375%, 2/1/28
22,000 15,474
144A,7.50%, 4/1/28
30,000 16,778
144A,11.25%, 5/15/28
28,000 22,621
144A,11.75%, 1/31/29
49,000 38,971
144A,6.50%, 2/1/29
43,000 29,139
144A,5.75%, 1/15/30
62,000 26,852
144A,4.125%, 12/1/30(a)
31,000 19,147
144A,4.625%, 12/1/30
59,000 24,869
144A,3.375%, 2/15/31
27,000 15,840
144A,4.50%, 11/15/31
41,000 25,120
144A,5.00%, 11/15/31
14,000 5,858
DISH DBS Corp.
7.75%, 7/1/26
54,000 34,401
144A,5.25%, 12/1/26
76,000 60,663
7.375%, 7/1/28
23,000 10,232
144A,5.75%, 12/1/28
70,000 48,900
5.125%, 6/1/29
36,000 14,371
DISH Network
Corp.,144A,11.75%, 11/15/27
89,000 89,370
Gray Television, Inc.
144A,5.875%, 7/15/26
7,000 6,999
144A,7.00%, 5/15/27
20,000 17,670
144A,4.75%, 10/15/30(a)
20,000 11,399
iHeartCommunications, Inc.
6.375%, 5/1/26
22,000 16,858
8.375%, 5/1/27
25,000 9,057
144A,5.25%, 8/15/27
19,000 10,515
144A,4.75%, 1/15/28(a)
11,000 5,826
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28
23,000 21,481
144A,8.00%, 8/1/29
16,000 14,932
Nexstar Media, Inc.
144A,5.625%, 7/15/27
43,000 40,621
144A,4.75%, 11/1/28(a)
29,000 25,604
Radiate Holdco LLC / Radiate
Finance, Inc.
144A,4.50%, 9/15/26
23,000 17,101
144A,6.50%, 9/15/28
26,000 11,976
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30(a)
13,000 8,601
144A,4.125%, 12/1/30(a)
19,000 12,906
Principal
Amount $ Value $
Sirius XM Radio, Inc.
144A,5.50%, 7/1/29
33,000 30,679
144A,4.125%, 7/1/30
40,000 33,560
144A,3.875%, 9/1/31
40,000 31,974
TEGNA, Inc.
4.625%, 3/15/28
26,000 23,647
5.00%, 9/15/29
30,000 26,392
Univision Communications, Inc.
144A,6.625%, 6/1/27
44,000 42,547
144A,8.00%, 8/15/28
40,000 39,433
144A,4.50%, 5/1/29
30,000 25,655
144A,7.375%, 6/30/30(a)
21,000 19,919
VTR Finance NV,144A,6.375%,
7/15/28
13,000 8,856
Ziggo Bond Co.
BV(a),144A,5.125%, 2/28/30
13,000 11,115
Ziggo BV,144A,4.875%, 1/15/30
27,000 24,090
(Cost $1,920,631)
1,586,846
Telecommunications — 8.8%
Altice France Holding SA
144A,10.50%, 5/15/27
40,000 14,839
144A,6.00%, 2/15/28
31,000 9,679
Altice France SA
144A,8.125%, 2/1/27
44,000 33,957
144A,5.50%, 1/15/28
29,000 20,335
144A,5.125%, 1/15/29
10,000 6,767
144A,5.125%, 7/15/29
68,000 45,734
144A,5.50%, 10/15/29(a)
52,000 34,985
C&W Senior Finance
Ltd.,144A,6.875%, 9/15/27
33,000 31,491
CommScope Technologies LLC
144A,6.00%, 6/15/25(a)
37,000 30,460
144A,5.00%, 3/15/27
19,000 7,838
CommScope, Inc.
144A,6.00%, 3/1/26(a)
38,000 33,963
144A,8.25%, 3/1/27
25,000 11,672
144A,7.125%, 7/1/28
15,000 6,079
144A,4.75%, 9/1/29
32,000 23,120
Consolidated Communications,
Inc.
144A,5.00%, 10/1/28
12,000 9,886
144A,6.50%, 10/1/28
20,000 16,947
Frontier Communications
Holdings LLC
144A,5.875%, 10/15/27
30,000 29,237
144A,5.00%, 5/1/28
38,000 35,522
144A,6.75%, 5/1/29
25,000 22,843
5.875%, 11/1/29
20,000 17,292
144A,6.00%, 1/15/30
30,000 26,056
144A,8.75%, 5/15/30
30,000 31,071
144A,8.625%, 3/15/31
20,000 20,520

DBX ETF Trust | 3
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Hughes Satellite Systems Corp.
5.25%, 8/1/26
23,000 15,603
6.625%, 8/1/26(a)
19,000 7,761
Iliad Holding SASU
144A,7.00%, 10/15/28
23,000 22,798
144A,8.50%, 4/15/31
21,000 21,273
Intelsat Jackson Holdings
SA,144A,6.50%, 3/15/30
80,000 75,450
Level 3 Financing, Inc.
144A,4.25%, 7/1/28
22,000 8,564
144A,10.50%, 4/15/29
18,000 18,045
144A,4.875%, 6/15/29(a)
15,000 9,058
144A,11.00%, 11/15/29
45,000 46,189
144A,4.50%, 4/1/30
15,000 8,587
144A,10.50%, 5/15/30(a)
26,000 25,856
144A,10.75%, 12/15/30
25,000 25,050
144A,4.00%, 4/15/31
15,000 8,268
Lumen Technologies, Inc.
144A,4.50%, 1/15/29
12,000 3,583
144A,4.125%, 4/15/30
15,000 9,668
Millicom International Cellular
SA
144A,5.125%, 1/15/28
7,200 6,822
144A,6.25%, 3/25/29
18,000 17,478
144A,4.50%, 4/27/31
22,000 18,928
144A,7.375%, 4/2/32
12,000 11,811
Sable International Finance
Ltd.,144A,5.75%, 9/7/27
12,000 11,472
Telecom Italia Capital
SA,144A,7.721%, 6/4/38
14,000 14,586
VEON Holdings BV,144A,3.375%,
11/25/27
30,000 24,560
Viasat, Inc.
144A,5.625%, 9/15/25
18,000 17,471
144A,5.625%, 4/15/27
16,000 14,317
144A,6.50%, 7/15/28(a)
10,000 7,452
144A,7.50%, 5/30/31(a)
20,000 13,653
Windstream Escrow LLC /
Windstream Escrow Finance
Corp.,144A,7.75%, 8/15/28
37,000 34,795
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27(a)
39,000 30,448
144A,6.125%, 3/1/28
28,000 19,080
(Cost $1,277,836)
1,068,919
Consumer, Cyclical — 16.7%
Airlines — 1.2%
American Airlines, Inc.
144A,7.25%, 2/15/28
25,000 24,985
144A,8.50%, 5/15/29
20,000 20,641
Principal
Amount $ Value $
Hawaiian Brand Intellectual
Property Ltd. / HawaiianMiles
Loyalty Ltd.,144A,5.75%,
1/20/26
33,000 30,459
Spirit Loyalty Cayman Ltd. /
Spirit IP Cayman Ltd.
144A,8.00%, 9/20/25
15,000 11,275
144A,8.00%, 9/20/25
14,000 10,523
United Airlines,
Inc.,144A,4.625%, 4/15/29
53,000 49,029
(Cost $156,404)
146,912
Apparel — 0.3%
Hanesbrands, Inc.
144A,4.875%, 5/15/26
26,000 25,241
144A,9.00%, 2/15/31(a)
15,000 15,327
(Cost $40,001)
40,568
Auto Manufacturers — 0.2%
Aston Martin Capital Holdings
Ltd.,144A,10.00%, 3/31/29
(Cost $25,252)
25,000 24,216
Auto Parts & Equipment
— 1.6%
American Axle & Manufacturing,
Inc.
6.875%, 7/1/28
5,000 4,968
5.00%, 10/1/29(a)
20,000 18,233
Dana, Inc.
5.375%, 11/15/27
10,000 9,730
5.625%, 6/15/28
10,000 9,683
4.25%, 9/1/30
11,000 9,570
Goodyear Tire & Rubber Co.
5.00%, 7/15/29(a)
22,000 20,254
5.25%, 4/30/31
14,000 12,714
5.25%, 7/15/31(a)
16,000 14,479
5.625%, 4/30/33(a)
13,000 11,635
Tenneco, Inc.,144A,8.00%,
11/17/28
49,000 44,800
ZF North America Capital, Inc.
144A,6.75%, 4/23/30
20,000 20,259
144A,6.875%, 4/23/32
19,000 19,449
(Cost $199,544)
195,774
Entertainment — 2.5%
Allwyn Entertainment Financing
UK PLC,144A,7.875%, 4/30/29
17,000 17,412
AMC Entertainment Holdings,
Inc.(a),144A,7.50%, 2/15/29
25,000 18,445
Banijay Entertainment
SASU,144A,8.125%, 5/1/29
10,000 10,230
Caesars Entertainment,
Inc.,144A,4.625%, 10/15/29
35,000 31,643

4 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Cinemark USA, Inc.
144A,5.875%, 3/15/26
17,000 16,760
144A,5.25%, 7/15/28(a)
20,000 18,693
Light & Wonder International,
Inc.
144A,7.25%, 11/15/29
11,000 11,179
144A,7.50%, 9/1/31
20,000 20,575
Merlin Entertainments Group US
Holdings, Inc.,144A,7.375%,
2/15/31
9,000 9,129
Mohegan Tribal Gaming
Authority,144A,8.00%, 2/1/26
29,000 27,269
Motion Bondco
DAC,144A,6.625%, 11/15/27
10,000 9,782
Penn Entertainment, Inc.
144A,5.625%, 1/15/27
15,000 14,299
144A,4.125%, 7/1/29(a)
10,000 8,354
Premier Entertainment Sub
LLC / Premier Entertainment
Finance Corp.
144A,5.625%, 9/1/29(a)
19,000 13,812
144A,5.875%, 9/1/31
21,000 14,668
Six Flags Entertainment
Corp.,144A,7.25%, 5/15/31
21,000 21,029
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29
20,000 18,822
144A,7.125%, 2/15/31
24,000 24,658
(Cost $328,178)
306,759
Food Service — 0.3%
TKC Holdings, Inc.
144A,6.875%, 5/15/28
16,000 15,646
144A,10.50%, 5/15/29
16,000 15,784
(Cost $31,007)
31,430
Home Builders — 0.4%
Ashton Woods USA LLC /
Ashton Woods Finance
Co.,144A,4.625%, 4/1/30
10,000 8,911
Brookfield Residential
Properties, Inc. / Brookfield
Residential US LLC
144A,6.25%, 9/15/27
12,000 11,725
144A,4.875%, 2/15/30
15,000 13,220
Mattamy Group
Corp.,144A,4.625%, 3/1/30
18,000 16,464
(Cost $53,559)
50,320
Home Furnishings — 0.1%
Tempur Sealy International,
Inc.,144A,3.875%, 10/15/31
(Cost $21,040)
21,000 17,660
Principal
Amount $ Value $
Housewares — 1.0%
Newell Brands, Inc.
4.875%, 6/1/25
10,000 9,867
5.70%, 4/1/26
55,000 54,345
6.375%, 9/15/27(a)
15,000 14,773
6.625%, 9/15/29
12,000 11,762
Scotts Miracle-Gro Co.
4.50%, 10/15/29
10,000 9,006
4.00%, 4/1/31
15,000 12,833
4.375%, 2/1/32
10,000 8,536
(Cost $119,941)
121,122
Leisure Time — 2.8%
Carnival Corp.
144A,7.625%, 3/1/26
32,000 32,193
144A,5.75%, 3/1/27
78,000 76,612
144A,6.00%, 5/1/29
53,000 51,833
144A,10.50%, 6/1/30(a)
14,000 15,227
NCL Corp. Ltd.
144A,5.875%, 3/15/26
40,000 39,354
144A,8.375%, 2/1/28
20,000 20,887
144A,8.125%, 1/15/29
18,000 18,819
144A,7.75%, 2/15/29
17,000 17,482
Royal Caribbean Cruises
Ltd.,144A,9.25%, 1/15/29
29,000 30,908
Viking Cruises Ltd.
144A,7.00%, 2/15/29
13,000 13,034
144A,9.125%, 7/15/31
22,000 23,716
(Cost $327,840)
340,065
Lodging — 2.0%
Hilton Grand Vacations
Borrower Escrow LLC / Hilton
Grand Vacations Borrower
Esc,144A,6.625%, 1/15/32
25,000 24,886
Marriott Ownership Resorts, Inc.
(a),144A,4.50%, 6/15/29
13,000 11,797
Melco Resorts Finance Ltd.
144A,4.875%, 6/6/25
26,000 25,511
144A,5.25%, 4/26/26
10,000 9,659
144A,5.625%, 7/17/27
16,000 15,223
144A,5.75%, 7/21/28
23,000 21,501
144A,5.375%, 12/4/29
34,000 30,673
144A,7.625%, 4/17/32
10,000 9,892
MGM Resorts
International,6.50%, 4/15/32
19,000 18,590
Station Casinos LLC
144A,4.625%, 12/1/31
13,000 11,393
144A,6.625%, 3/15/32
10,000 9,823
Studio City Finance Ltd.
144A,6.50%, 1/15/28
15,000 14,226
144A,5.00%, 1/15/29
32,000 27,894

DBX ETF Trust | 5
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Travel + Leisure Co.,144A,4.50%,
12/1/29
17,000 15,493
(Cost $253,786)
246,561
Retail — 4.3%
Asbury Automotive Group,
Inc.,144A,5.00%, 2/15/32
16,000 14,333
Bath & Body Works, Inc.
7.50%, 6/15/29(a)
19,000 19,579
144A,6.625%, 10/1/30
25,000 25,053
eG Global Finance
PLC,144A,12.00%, 11/30/28
30,000 31,101
Ferrellgas LP / Ferrellgas
Finance Corp.
144A,5.375%, 4/1/26
12,000 11,726
144A,5.875%, 4/1/29
25,000 23,624
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co., Inc.
144A,4.625%, 1/15/29
25,000 22,507
144A,6.75%, 1/15/30
33,000 29,192
FirstCash, Inc.,144A,6.875%,
3/1/32
14,000 13,900
Gap, Inc.
144A,3.625%, 10/1/29
19,000 16,460
144A,3.875%, 10/1/31
19,000 15,793
Kohl's Corp.,4.625%, 5/1/31
13,000 10,495
Michaels Cos., Inc.
144A,5.25%, 5/1/28
20,000 16,243
144A,7.875%, 5/1/29(a)
32,000 21,796
NMG Holding Co, Inc. /
Neiman Marcus Group
LLC,144A,7.125%, 4/1/26
32,000 31,846
Nordstrom, Inc.
4.375%, 4/1/30
15,000 13,651
4.25%, 8/1/31
11,000 9,724
PetSmart, Inc. / PetSmart
Finance Corp.
144A,4.75%, 2/15/28
25,000 23,241
144A,7.75%, 2/15/29
31,000 29,705
QVC, Inc.
4.75%, 2/15/27
15,000 12,815
4.375%, 9/1/28
13,000 9,697
Sonic Automotive, Inc.
144A,4.625%, 11/15/29
17,000 15,291
144A,4.875%, 11/15/31(a)
13,000 11,418
Staples, Inc.
144A,7.50%, 4/15/26
54,000 54,024
144A,10.75%, 4/15/27
25,000 22,386
Suburban Propane Partners LP/
Suburban Energy Finance
Corp.,144A,5.00%, 6/1/31
17,000 15,267
(Cost $549,920)
520,867
Principal
Amount $ Value $
Consumer, Non-cyclical
— 13.2%
Agriculture — 0.1%
Vector Group Ltd.,144A,5.75%,
2/1/29
(Cost $21,547)
22,000 20,210
Beverages — 0.1%
Primo Water Holdings,
Inc.,144A,4.375%, 4/30/29
(Cost $18,991)
19,000 17,439
Commercial Services — 3.5%
Albion Financing 2
SARL,144A,8.75%, 4/15/27
15,000 15,147
Allied Universal Holdco
LLC,144A,7.875%, 2/15/31
34,000 33,928
Allied Universal Holdco LLC /
Allied Universal Finance Corp.
144A,9.75%, 7/15/27
28,000 27,793
144A,6.00%, 6/1/29(a)
25,000 21,361
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp. / Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
36,000 32,536
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,5.375%, 3/1/29(a)
10,000 9,133
144A,8.00%, 2/15/31(a)
15,000 14,814
Garda World Security Corp.
144A,4.625%, 2/15/27
14,000 13,313
144A,9.50%, 11/1/27
20,000 20,032
144A,7.75%, 2/15/28
10,000 10,162
144A,6.00%, 6/1/29
12,000 10,805
GEO Group, Inc.
144A,8.625%, 4/15/29
16,000 16,480
144A,10.25%, 4/15/31
17,000 17,902
Hertz Corp.
144A,4.625%, 12/1/26(a)
16,000 12,438
144A,5.00%, 12/1/29(a)
24,000 15,880
MPH Acquisition Holdings LLC
144A,5.50%, 9/1/28
28,000 20,853
144A,5.75%, 11/1/28
25,000 14,897
Prime Security Services
Borrower LLC / Prime
Finance, Inc.,144A,6.25%,
1/15/28
35,000 34,387
Sabre GLBL, Inc.
144A,8.625%, 6/1/27
25,000 23,035
144A,11.25%, 12/15/27
14,000 13,617
Sotheby's,144A,7.375%, 10/15/27
20,000 17,428

6 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Wand NewCo 3,
Inc.,144A,7.625%, 1/30/32
28,000 28,715
(Cost $459,161)
424,656
Cosmetics/Personal Care
— 0.1%
Edgewell Personal Care
Co.,144A,4.125%, 4/1/29
(Cost $12,958)
13,000 11,847
Food — 1.1%
B&G Foods, Inc.
5.25%, 9/15/27(a)
14,000 12,862
144A,8.00%, 9/15/28
15,000 15,243
Post Holdings, Inc.
144A,5.50%, 12/15/29
32,000 30,500
144A,4.625%, 4/15/30
39,000 35,439
144A,4.50%, 9/15/31
28,000 24,806
Sigma Holdco BV,144A,7.875%,
5/15/26
12,000 11,682
(Cost $138,176)
130,532
Healthcare-Products — 0.3%
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
(Cost $40,332)
40,000 40,750
Healthcare-Services — 4.6%
CHS/Community Health
Systems, Inc.
144A,8.00%, 3/15/26
47,000 47,113
144A,5.625%, 3/15/27
50,000 47,398
144A,8.00%, 12/15/27
24,000 24,030
144A,6.875%, 4/1/28
19,000 13,797
144A,6.00%, 1/15/29
23,000 20,617
144A,6.875%, 4/15/29
35,000 27,426
144A,6.125%, 4/1/30
34,000 24,277
144A,5.25%, 5/15/30
41,000 34,067
144A,4.75%, 2/15/31
28,000 22,130
144A,10.875%, 1/15/32(a)
15,000 15,518
DaVita, Inc.
144A,4.625%, 6/1/30
76,000 68,140
144A,3.75%, 2/15/31
38,000 31,917
LifePoint Health, Inc.
144A,5.375%, 1/15/29
13,000 10,986
144A,9.875%, 8/15/30
23,000 24,638
144A,11.00%, 10/15/30
30,000 33,087
144A,10.00%, 6/1/32
18,000 18,088
ModivCare, Inc.,144A,5.875%,
11/15/25
6,000 5,971
Radiology Partners,
Inc.,144A,4.275% Cash 3.50%
PIK, 1/31/29
18,000 16,605
Principal
Amount $ Value $
RegionalCare Hospital Partners
Holdings, Inc. / LifePoint
Health, Inc.,144A,9.75%,
12/1/26
26,000 26,055
Star Parent, Inc.,144A,9.00%,
10/1/30
26,000 27,144
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
20,000 19,307
(Cost $597,730)
558,311
Household Products/Wares
— 0.1%
Central Garden & Pet
Co.,144A,4.125%, 4/30/31
(Cost $9,974)
10,000 8,754
Pharmaceuticals — 3.3%
AdaptHealth LLC
144A,4.625%, 8/1/29
13,000 11,145
144A,5.125%, 3/1/30(a)
16,000 13,989
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26
17,000 15,856
144A,8.50%, 1/31/27(a)
15,000 10,881
Bausch Health Cos., Inc.
144A,5.50%, 11/1/25
49,000 46,258
144A,9.00%, 12/15/25
16,000 15,264
144A,6.125%, 2/1/27
26,000 21,615
144A,5.75%, 8/15/27
13,000 10,284
144A,5.00%, 1/30/28
12,000 6,814
144A,4.875%, 6/1/28
45,000 33,011
144A,11.00%, 9/30/28
47,000 41,125
144A,5.00%, 2/15/29
12,000 6,246
144A,6.25%, 2/15/29
23,000 12,334
144A,5.25%, 1/30/30
17,000 8,692
144A,5.25%, 2/15/31
11,000 5,543
Cheplapharm Arzneimittel
GmbH,144A,5.50%, 1/15/28
13,000 12,137
Grifols SA,144A,4.75%, 10/15/28
19,000 16,548
HLF Financing Sarl LLC /
Herbalife International,
Inc,144A,12.25%, 4/15/29
20,000 19,695
HLF Financing Sarl LLC /
Herbalife International,
Inc.,144A,4.875%, 6/1/29
16,000 10,420
Organon & Co. / Organon
Foreign Debt Co.-Issuer BV
144A,5.125%, 4/30/31
52,000 45,996
144A,7.875%, 5/15/34
12,000 12,210
Owens & Minor, Inc.
144A,4.50%, 3/31/29(a)
11,000 9,719
144A,6.625%, 4/1/30(a)
16,000 15,249
(Cost $462,481)
401,031

DBX ETF Trust | 7
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Diversified — 0.1%
Holding Companies-Diversified
— 0.1%
Benteler International
AG,144A,10.50%, 5/15/28
(Cost $15,229)
15,000 16,165
Energy — 13.2%
Energy-Alternate Sources
— 0.1%
Sunnova Energy Corp.
(a),144A,11.75%, 10/1/28
(Cost $8,662)
10,000 6,878
Oil & Gas — 5.4%
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.,144A,8.25%, 12/31/28
15,000 15,353
Baytex Energy Corp.
144A,8.50%, 4/30/30
20,000 20,872
144A,7.375%, 3/15/32
15,000 15,185
Civitas Resources, Inc.
144A,8.375%, 7/1/28
35,000 36,776
144A,8.625%, 11/1/30
30,000 32,110
144A,8.75%, 7/1/31
32,000 34,204
CNX Resources Corp.
144A,7.375%, 1/15/31(a)
11,000 11,231
144A,7.25%, 3/1/32
10,000 10,145
Comstock Resources, Inc.
144A,6.75%, 3/1/29
32,000 30,978
144A,6.75%, 3/1/29
8,000 7,640
144A,5.875%, 1/15/30
28,000 25,833
Crescent Energy Finance LLC
144A,9.25%, 2/15/28
22,000 23,306
144A,7.625%, 4/1/32
18,000 18,357
CVR Energy, Inc.
144A,5.75%, 2/15/28
11,000 10,161
144A,8.50%, 1/15/29
14,000 14,071
Encino Acquisition Partners
Holdings LLC
144A,8.50%, 5/1/28
17,000 17,393
144A,8.75%, 5/1/31
13,000 13,455
Energean PLC,144A,6.50%,
4/30/27
16,000 15,134
Kosmos Energy Ltd.
144A,7.125%, 4/4/26
22,000 21,660
144A,7.75%, 5/1/27(a)
14,000 13,668
144A,7.50%, 3/1/28
10,000 9,528
Leviathan Bond Ltd.
144A,REGS, 6.125%, 6/30/25
16,000 15,716
144A,REGS, 6.50%, 6/30/27
17,000 16,223
Principal
Amount $ Value $
144A,REGS, 6.75%, 6/30/30
14,000 12,792
Medco Maple Tree Pte
Ltd.,144A,8.96%, 4/27/29
10,000 10,368
Northern Oil & Gas, Inc.
144A,8.125%, 3/1/28
19,000 19,332
144A,8.75%, 6/15/31
15,000 15,735
Parkland Corp.,144A,4.625%,
5/1/30
21,000 19,102
PBF Holding Co. LLC / PBF
Finance Corp.,144A,7.875%,
9/15/30
20,000 20,562
Puma International Financing
SA,144A,7.75%, 4/25/29
11,000 11,184
Sunoco LP,144A,7.25%, 5/1/32
18,000 18,441
Talos Production, Inc.
144A,9.00%, 2/1/29
15,000 15,749
144A,9.375%, 2/1/31
16,000 16,946
Transocean, Inc.
144A,8.25%, 5/15/29
22,000 22,014
144A,8.50%, 5/15/31
25,000 24,992
Vital Energy, Inc.,144A,7.875%,
4/15/32
25,000 25,401
(Cost $658,324)
661,617
Oil & Gas Services — 1.1%
Archrock Partners LP / Archrock
Partners Finance Corp.
144A,6.875%, 4/1/27
16,000 16,074
144A,6.25%, 4/1/28
21,000 20,771
USA Compression Partners LP
/ USA Compression Finance
Corp.
6.875%, 9/1/27
19,000 19,013
144A,7.125%, 3/15/29
25,000 25,049
Viridien,144A,8.75%, 4/1/27
16,000 15,338
Weatherford International
Ltd.,144A,8.625%, 4/30/30
41,000 42,422
(Cost $138,668)
138,667
Pipelines — 6.6%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 3/1/27
18,000 17,806
144A,5.75%, 1/15/28
17,000 16,643
144A,6.625%, 2/1/32
15,000 15,029
Buckeye Partners
LP,144A,4.50%, 3/1/28
13,000 12,159
Delek Logistics Partners LP
/ Delek Logistics Finance
Corp.,144A,8.625%, 3/15/29
22,000 22,513
EQM Midstream Partners LP
144A,7.50%, 6/1/27
13,000 13,290
144A,7.50%, 6/1/30
13,000 13,739

8 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Genesis Energy LP / Genesis
Energy Finance Corp.
8.00%, 1/15/27
20,000 20,395
7.75%, 2/1/28
20,000 20,103
8.25%, 1/15/29
18,000 18,456
8.875%, 4/15/30
10,000 10,459
7.875%, 5/15/32
17,000 17,046
Global Partners LP / GLP
Finance Corp.
7.00%, 8/1/27
10,000 10,043
144A,8.25%, 1/15/32
10,000 10,296
Harvest Midstream I LP
144A,7.50%, 9/1/28
20,000 20,310
144A,7.50%, 5/15/32
13,000 13,187
ITT Holdings LLC,144A,6.50%,
8/1/29
32,000 29,321
New Fortress Energy, Inc.
144A,6.75%, 9/15/25
29,000 28,676
144A,6.50%, 9/30/26
43,000 40,505
144A,8.75%, 3/15/29
16,000 15,369
NGL Energy Operating LLC /
NGL Energy Finance Corp.
144A,8.125%, 2/15/29
25,000 25,468
144A,8.375%, 2/15/32
33,000 33,631
NuStar Logistics LP
6.00%, 6/1/26
15,000 14,867
6.375%, 10/1/30
15,000 14,964
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,6.00%, 3/1/27
11,000 10,778
144A,5.50%, 1/15/28
22,000 21,000
144A,7.375%, 2/15/29
20,000 20,068
144A,6.00%, 12/31/30
19,000 17,921
144A,6.00%, 9/1/31
14,000 13,124
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
63,000 64,430
144A,9.50%, 2/1/29
78,000 84,641
144A,8.375%, 6/1/31
55,000 56,756
144A,9.875%, 2/1/32
57,000 61,156
(Cost $800,610)
804,149
Financial — 12.7%
Banks — 0.5%
Freedom Mortgage Corp.
144A,7.625%, 5/1/26
15,000 14,916
144A,6.625%, 1/15/27
14,000 13,533
144A,12.00%, 10/1/28
22,000 23,792
144A,12.25%, 10/1/30
13,000 14,262
(Cost $62,204)
66,503
Principal
Amount $ Value $
Diversified Financial Services
— 4.4%
Bread Financial Holdings,
Inc.,144A,9.75%, 3/15/29
25,000 26,207
Burford Capital Global Finance
LLC,144A,9.25%, 7/1/31
14,000 14,712
Coinbase Global, Inc.
144A,3.375%, 10/1/28
26,000 22,245
144A,3.625%, 10/1/31
19,000 15,126
Credit Acceptance
Corp.,144A,9.25%, 12/15/28
15,000 15,855
Encore Capital Group, Inc.
144A,9.25%, 4/1/29
12,000 12,503
144A,8.50%, 5/15/30
13,000 13,026
Enova International,
Inc.,144A,11.25%, 12/15/28
10,000 10,733
goeasy Ltd.
144A,9.25%, 12/1/28
10,000 10,597
144A,7.625%, 7/1/29
12,000 12,209
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.,144A,5.00%,
8/15/28
26,000 23,926
LD Holdings Group LLC
144A,6.50%, 11/1/25
11,000 10,598
144A,6.125%, 4/1/28
16,000 11,147
Nationstar Mortgage Holdings,
Inc.
144A,5.50%, 8/15/28
25,000 23,878
144A,5.125%, 12/15/30
19,000 17,258
144A,5.75%, 11/15/31
16,000 14,805
144A,7.125%, 2/1/32
20,000 19,920
Navient Corp.
4.875%, 3/15/28
13,000 11,919
5.50%, 3/15/29
22,000 19,986
9.375%, 7/25/30
15,000 15,696
11.50%, 3/15/31
11,000 12,088
OneMain Finance Corp.
3.875%, 9/15/28
15,000 13,355
9.00%, 1/15/29
22,000 23,110
5.375%, 11/15/29
22,000 20,478
7.875%, 3/15/30
22,000 22,432
4.00%, 9/15/30
22,000 18,719
7.50%, 5/15/31
15,000 15,018
PennyMac Financial Services,
Inc.
144A,7.125%, 11/15/30
16,000 15,809
144A,5.75%, 9/15/31
13,000 11,967
PRA Group, Inc.
144A,8.375%, 2/1/28
10,000 9,946
144A,8.875%, 1/31/30
10,000 9,900
Synchrony Financial,7.25%,
2/2/33
20,000 20,077

DBX ETF Trust | 9
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
United Wholesale Mortgage
LLC,144A,5.50%, 4/15/29
19,000 17,858
(Cost $547,099)
533,103
Insurance — 1.2%
Acrisure LLC / Acrisure Finance,
Inc.,144A,6.00%, 8/1/29
13,000 11,863
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co-Issuer
144A,6.75%, 10/15/27
38,000 37,279
144A,5.875%, 11/1/29
12,000 11,176
AssuredPartners, Inc.
144A,5.625%, 1/15/29
14,000 13,041
144A,7.50%, 2/15/32
8,000 7,959
FWD Group Holdings
Ltd.,144A,8.40%, 4/5/29
24,000 24,521
Howden UK Refinance PLC
/ Howden UK Refinance 2
PLC / Howden US Refinance
LLC,144A,7.25%, 2/15/31
27,000 26,823
USI, Inc.,144A,7.50%, 1/15/32
20,000 20,100
(Cost $152,804)
152,762
Investment Companies — 0.2%
Icahn Enterprises LP / Icahn
Enterprises Finance
Corp.,144A,9.75%, 1/15/29
(Cost $20,421)
20,000 20,543
Real Estate — 0.9%
Anywhere Real Estate Group
LLC / Anywhere Co.-Issuer
Corp.,144A,7.00%, 4/15/30
18,200 15,822
Anywhere Real Estate Group
LLC / Realogy Co-Issuer Corp
144A,5.75%, 1/15/29
20,000 13,743
144A,5.25%, 4/15/30
7,000 4,576
Cushman & Wakefield US
Borrower LLC
144A,6.75%, 5/15/28
20,000 19,901
144A,8.875%, 9/1/31
10,000 10,521
Kennedy-Wilson, Inc.
4.75%, 3/1/29
17,000 14,471
4.75%, 2/1/30
12,000 9,848
5.00%, 3/1/31
19,000 15,132
(Cost $119,475)
104,014
Real Estate Investment Trusts
— 4.8%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29
13,000 10,875
Brandywine Operating
Partnership LP
3.95%, 11/15/27
15,000 13,511
Principal
Amount $ Value $
8.875%, 4/12/29
8,000 8,287
Brookfield Property REIT, Inc.
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26
23,000 22,594
144A,4.50%, 4/1/27
19,000 17,635
Diversified Healthcare Trust
4.75%, 2/15/28
13,000 10,710
4.375%, 3/1/31
13,000 9,407
Global Net Lease, Inc. /
Global Net Lease Operating
Partnership LP,144A,3.75%,
12/15/27
15,000 13,057
Hudson Pacific Properties LP
3.95%, 11/1/27
8,000 6,870
4.65%, 4/1/29(a)
15,000 11,742
3.25%, 1/15/30
10,000 6,998
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.,144A,4.75%, 6/15/29
17,000 15,381
MPT Operating Partnership LP /
MPT Finance Corp.
5.25%, 8/1/26(a)
10,000 9,089
5.00%, 10/15/27(a)
37,000 30,361
4.625%, 8/1/29(a)
25,000 18,223
3.50%, 3/15/31
34,000 22,100
Necessity Retail REIT Inc/The /
American Finance Operating
Partner LP,144A,4.50%,
9/30/28
11,000 9,539
Office Properties Income
Trust,3.45%, 10/15/31
12,000 4,908
RHP Hotel Properties LP / RHP
Finance Corp.,144A,6.50%,
4/1/32
25,000 24,863
Rithm Capital Corp.,144A,8.00%,
4/1/29
18,000 17,532
Service Properties Trust
4.75%, 10/1/26
15,000 14,038
4.95%, 2/15/27
14,000 12,785
5.50%, 12/15/27
16,000 14,712
3.95%, 1/15/28
7,000 5,817
4.95%, 10/1/29
11,000 8,546
4.375%, 2/15/30
10,000 7,262
144A,8.625%, 11/15/31
25,000 26,195
Starwood Property Trust,
Inc.,144A,7.25%, 4/1/29
15,000 14,936
Uniti Group LP / Uniti Fiber
Holdings, Inc. / CSL Capital
LLC,144A,6.00%, 1/15/30
18,000 12,198
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital
LLC
144A,Series MAY, 10.50%,
2/15/28
72,000 72,080

10 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
144A,10.50%, 2/15/28
68,000 68,076
144A,4.75%, 4/15/28
15,000 12,412
144A,6.50%, 2/15/29
30,000 20,853
Vornado Realty LP,2.15%, 6/1/26
12,000 11,025
(Cost $615,993)
584,617
Venture Capital — 0.7%
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
6.25%, 5/15/26
30,000 29,276
5.25%, 5/15/27
40,000 36,728
4.375%, 2/1/29
18,000 15,016
(Cost $77,194)
81,020
Industrial — 5.8%
Aerospace/Defense — 0.3%
Bombardier, Inc.,144A,7.875%,
4/15/27
10,000 10,017
Triumph Group, Inc.,144A,9.00%,
3/15/28
29,000 29,973
(Cost $39,072)
39,990
Building Materials — 0.6%
Camelot Return Merger Sub,
Inc.,144A,8.75%, 8/1/28
18,000 17,827
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28
28,000 27,052
144A,8.875%, 11/15/31
30,000 31,613
(Cost $76,057)
76,492
Electrical Components &
Equipment — 0.3%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28
15,000 13,852
144A,4.375%, 3/31/29
21,000 18,688
(Cost $34,713)
32,540
Electronics — 0.4%
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28
30,000 30,988
144A,8.625%, 5/15/32
13,000 13,478
(Cost $41,694)
44,466
Engineering & Construction
— 0.5%
Brand Industrial Services,
Inc.,144A,10.375%, 8/1/30
34,000 36,543
IHS Holding Ltd.
144A,5.625%, 11/29/26
7,000 6,624
144A,6.25%, 11/29/28
16,000 14,340
(Cost $54,967)
57,507
Environmental Control — 0.3%
Madison IAQ LLC,144A,5.875%,
6/30/29
24,000 22,265
Principal
Amount $ Value $
Reworld Holding Corp.,5.00%,
9/1/30
11,000 9,923
(Cost $32,444)
32,188
Machinery-Diversified — 0.9%
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC,144A,9.00%,
2/15/29
27,000 27,763
Maxim Crane Works Holdings
Capital LLC,144A,11.50%,
9/1/28
14,000 14,906
SPX FLOW, Inc.,144A,8.75%,
4/1/30
14,000 14,416
TK Elevator Holdco
GmbH,144A,7.625%, 7/15/28
10,000 9,899
TK Elevator US Newco,
Inc.,144A,5.25%, 7/15/27
46,000 44,415
(Cost $111,049)
111,399
Miscellaneous Manufacturing
— 0.1%
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
(Cost $10,159)
10,000 10,311
Packaging & Containers — 1.9%
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,6.00%, 6/15/27
10,000 9,786
144A,3.25%, 9/1/28
15,000 13,167
144A,4.00%, 9/1/29
28,000 23,145
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
144A,4.125%, 8/15/26(a)
35,000 29,794
144A,5.25%, 8/15/27(a)
26,000 15,302
144A,5.25%, 8/15/27
20,000 11,771
LABL, Inc.
144A,6.75%, 7/15/26
21,000 20,772
144A,10.50%, 7/15/27
20,000 19,491
144A,5.875%, 11/1/28
13,000 11,717
144A,8.25%, 11/1/29
11,000 9,410
Mauser Packaging Solutions
Holding Co.,144A,9.25%,
4/15/27
38,000 37,878
Owens-Brockway Glass
Container, Inc.
144A,6.625%, 5/13/27
16,000 15,899
144A,7.25%, 5/15/31
20,000 19,957
(Cost $265,201)
238,089
Transportation — 0.5%
Cargo Aircraft Management, Inc.
(a),144A,4.75%, 2/1/28
18,000 16,518
Seaspan Corp.,144A,5.50%,
8/1/29
21,000 18,728

DBX ETF Trust | 11
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
HiddenRow
Principal
Amount $ Value $
XPO, Inc.
144A,7.125%, 6/1/31
12,000 12,254
144A,7.125%, 2/1/32
15,000 15,285
(Cost $63,432)
62,785
Technology — 4.5%
Computers — 0.9%
CA Magnum
Holdings,144A,5.375%,
10/31/26
23,000 21,966
McAfee Corp.,144A,7.375%,
2/15/30
55,000 50,964
NCR Atleos Corp.,144A,9.50%,
4/1/29
35,000 37,792
(Cost $109,860)
110,722
Office/Business Equipment
— 0.2%
Xerox Holdings Corp.
144A,5.50%, 8/15/28
19,000 16,712
144A,8.875%, 11/30/29
12,000 11,633
(Cost $29,697)
28,345
Semiconductors — 0.1%
ams-OSRAM AG,144A,12.25%,
3/30/29
(Cost $11,074)
10,000 10,343
Software — 3.3%
Alteryx, Inc.,144A,8.75%,
3/15/28
8,000 8,214
AthenaHealth Group, Inc.
(a),144A,6.50%, 2/15/30
64,000 58,130
Clarivate Science Holdings
Corp.,144A,4.875%, 7/1/29
23,000 20,995
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
107,000 101,565
144A,9.00%, 9/30/29
103,000 99,750
144A,8.25%, 6/30/32
44,000 44,472
Helios Software Holdings, Inc.
/ ION Corporate Solutions
Finance SARL,144A,8.75%,
5/1/29
12,000 12,146
MicroStrategy, Inc.,144A,6.125%,
6/15/28
16,000 15,309
RingCentral, Inc.(a),144A,8.50%,
8/15/30
13,000 13,617
Rocket Software, Inc.
144A,9.00%, 11/28/28
15,000 15,247
144A,6.50%, 2/15/29
15,000 12,654
(Cost $388,999)
402,099
Utilities — 2.3%
Electric — 1.9%
Calpine Corp.
144A,5.125%, 3/15/28
37,000 35,284
Principal
Amount $ Value $
144A,4.625%, 2/1/29
19,000 17,676
144A,5.00%, 2/1/31
23,000 21,259
NextEra Energy Operating
Partners LP
144A,3.875%, 10/15/26
10,000 9,466
144A,4.50%, 9/15/27
15,000 14,135
144A,7.25%, 1/15/29
20,000 20,489
NRG Energy, Inc.
144A,3.375%, 2/15/29
15,000 13,291
144A,5.25%, 6/15/29
20,000 19,092
144A,3.625%, 2/15/31
24,000 20,583
PG&E Corp.,5.25%, 7/1/30
26,000 24,786
Talen Energy Supply
LLC,144A,8.625%, 6/1/30
35,000 37,563
TransAlta Corp.,7.75%, 11/15/29
5,000 5,206
(Cost $245,387)
238,830
Gas — 0.4%
AmeriGas Partners LP /
AmeriGas Finance Corp.
5.875%, 8/20/26
18,000 17,418
5.75%, 5/20/27
18,000 17,174
144A,9.375%, 6/1/28
10,000 10,260
(Cost $45,256)
44,852
TOTAL CORPORATE BONDS
(Cost $12,762,137)
11,910,001
Number
of Shares
SECURITIES LENDING
COLLATERAL — 7.9%
DWS Government & Agency
Securities Portfolio “DWS
Government Cash Institutional
Shares"(b)(c), 5.24%
(Cost $957,812)
957,812 957,812
CASH EQUIVALENTS — 0.8%
DWS Government Money
Market Series "Institutional
Shares"(b), 5.26%
(Cost $93,251)
93,251 93,251
TOTAL INVESTMENTS
— 106.3%
(Cost $13,813,200)
12,961,064
Other assets and liabilities, net
— (6.3%)
(764,611)
NET ASSETS — 100.0%
12,196,453

12 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
 (a)
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
SECURITIES LENDING COLLATERAL — 7.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (b)(c)
— 957,812 (d) — — — 3,580 — 957,812 957,812
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series "Institutional Shares", 5.26% (b)
203,368 1,154,570 (1,264,687) — — 4,557 — 93,251 93,251
203,368 2,112,382 (1,264,687) — — 8,137 — 1,051,063 1,051,063
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $937,292, which is 7.7% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
REGS: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of,
U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 11,910,001 $ — $ 11,910,001
Short-Term Investments (a)
1,051,063 — — 1,051,063
TOTAL
$ 1,051,063 $ 11,910,001 $ — $ 12,961,064
(a)
See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust | 13
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
HYUP-PH3
R-089711-2 (5/25) DBX006037 (5/25)